Leases (Details) - m²			12 Months Ended
	Oct. 31, 2020	Jul. 31, 2018	Dec. 31, 2024	Dec. 31, 2023	Aug. 01, 2021	Jul. 29, 2021
Leases [Line Items]
Square meters of lease agreement	421	420			455
Lease expires date	Sep. 30, 2025	Aug. 31, 2023	Oct. 31, 2026
Lease terms	33 months	60 months			63 months
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]			Other assets (notes 7 & 9)	Other assets (notes 7 & 9)
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]			Total Current Assets	Total Current Assets
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]			Other long-term Liabilities (note 9)	Other long-term Liabilities (note 9)
Vehicle lease agreements			36 months
Nes Ziona [Member]
Leases [Line Items]
Square meters of lease agreement						455
Lease terms			22 months